Statements of Changes in Shareholders’ Equity - USD ($)	Class A ordinary shares	Class B ordinary shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 17, 2019
Balance (in Shares) at Dec. 17, 2019
Issuance of Class B ordinary shares to Sponsor		$ 863	24,137		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		8,625,000
Net loss				(9,039)	(9,039)
Balance at Dec. 31, 2019		$ 863	24,137	(9,039)	15,961
Balance (in Shares) at Dec. 31, 2019		8,625,000
Sale of units in initial public offering, gross	$ 3,000		299,997,000		$ 300,000,000
Sale of units in initial public offering, gross (in Shares)	30,000,000				1.00
Sale of private placement warrants to Sponsor in private placement			9,500,000		$ 9,500,000
Forfeiture of Class B ordinary shares		$ (113)	113
Forfeiture of Class B ordinary shares (in Shares)		(1,125,000)
Offering costs			(17,384,335)		(17,384,335)
Ordinary shares subject to possible redemption	$ (2,842)		(284,194,368)		(284,197,210)
Ordinary shares subject to possible redemption (in Shares)	(28,419,721)
Net loss				(2,934,408)	(2,934,408)
Balance at Dec. 31, 2020	$ 158	$ 750	$ 7,942,547	$ (2,943,447)	$ 5,000,008
Balance (in Shares) at Dec. 31, 2020	1,580,279	7,500,000